Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Payables
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payables consisted of the following:

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Other payables	27,400	4,199	5,454

	27,400	4,199	5,454